RELATED PARTY TRANSACTIONS - Fund management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Fund management fees paid	$ 1,321,940	$ 1,859,312
Series 20
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 21
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 22
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 23
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 24
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 25
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 26
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 27
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 28
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 29
RELATED PARTY TRANSACTIONS
Fund management fees paid	406,799	0
Series 30
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 31
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 32
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 33
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 34
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 35
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 36
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 37
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 38
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 39
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 40
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 41
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 42
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 43
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 44
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	30,914
Series 45
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	1,152,083
Series 46
RELATED PARTY TRANSACTIONS
Fund management fees paid	$ 915,141	$ 676,315